CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUE	$ 918,688	$ 815,401
OPERATING EXPENSE:
Cost of revenue (exclusive of depreciation and amortization shown separately below)	248,152	226,066
Selling, general and administrative expenses	367,704	324,423
Depreciation	51,099	52,358
Amortization	49,361	47,002
Restructuring costs	(475)	9,135
Other operating expense-net	861	161
Operating expense	716,702	659,145
Loss from operations	201,986	156,256
OTHER EXPENSE, NET:
Interest expense	(122,160)	(124,926)
Fair value adjustment for swaps and foreign currency exchange contract net	19,282	(14,255)
Foreign exchange gain (losses)-net	36,406	(45,073)
Total other income (expense)	612	139
Total other expense-net	(65,860)	(184,115)
INCOME BEFORE INCOME TAXES	136,126	(27,859)
INCOME TAX EXPENSE	(18,729)	(9,516)
NET INCOME	117,397	(37,375)
Net income (loss) attributable to noncontrolling interest	329	(182)
Redeemable Preferred Stock dividend	71,393	64,120
NET INCOME ATTRIBUTABLE TO GRIFFEY GLOBAL HOLDINGS, INC	$ 45,675	$ (101,313)
Net income per share attributable to Griffey Global Holdings, Inc. common stockholders:
Basic net income (loss) per ordinary share	$ 0.30	$ (0.66)
Diluted net income (loss) per ordinary share	$ 0.29	$ (0.66)
Weighted-average common shares outstanding:
Basic	153,305,176	153,303,498
Diluted	157,544,818	153,303,498